Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Cash Equivalents and Conversion Right Liability's Carrying Value and Fair Value
The Company’s financial instruments consist of money market funds. The following tables show the Company’s cash equivalents carrying value and fair value at September 30, 2022 and December 31, 2021 (in thousands):

	As of September 30, 2022 (unaudited)
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$6,000	$6,000	$6,000	$—	$—

Total assets	$6,000	$6,000	$6,000	$—	$—

	As of December 31, 2021
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$12,793	$12,793	$12,793	$—	$—

Total assets	$12,793	$12,793	$12,793	$—	$—

The Company’s financial instruments consist of money market funds and conversion right liability. The following tables show the Company’s cash equivalents and conversion right liability’s carrying value and fair value at December 31, 2021 and 2020:

	As of December 31, 2021
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$12,793	$12,793	$12,793	$—	$—

Total assets	$12,793	$12,793	$12,793	$—	$—

	As of December 31, 2020
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$639	$639	$639	$—	$—

Total assets	$639	$639	$639	$—	$—

Liabilities
Conversion feature derivative liability	$717	$717	$—	$—	$717

Total liabilities	$717	$717	$—	$—	$717

Summary of Conversion Right Liability Outstanding	The conversion right liability outstanding when the Preferred Stock Series Seed was issued in July 2019 was reclassified to additional paid-in
capital.

Conversion Right Liability
Balance at January 1, 2020	—
Issuance of convertible rights	690
Changes in fair value	27

Balance at December 31, 2020	717
Issuance of convertible rights	1,355
Changes in fair value	(436)
Reclassification to additional paid-in capital	(1,636)

Balance at December 31, 2021	$—